Submission	Feb. 11, 2026
Submission [Line Items]
Central Index Key	0002027317
Registrant Name	Curbline Properties Corp.
Registration File Number	333-290653
Form Type	S-3
Submission Type	424B3
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A